Pension and Other Retirement Plans - Actual Allocations and Target Allocations by Asset Class (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations	100.00%	100.00%
Target Allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations	51.50%	51.90%
Target Allocations	50.00%	50.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations	41.60%	41.40%
Target Allocations	45.00%	45.00%
Cash and other short-term investments
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations	1.10%	1.80%
Target Allocations	0.00%	0.00%
Other alternative investments
Defined Benefit Plan Disclosure [Line Items]
Actual Allocations	5.80%	4.90%
Target Allocations	5.00%	5.00%